Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2022			2023			2024
	International	PRC		International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Income/(loss) before income tax expenses	(14,358)	1,574	(12,784)	(16,367)	1,453	(14,914)	(8,821)	1,775	(7,046)
Current income tax expenses	50	—	50	281	—	281	149	112	261
Deferred income tax expenses/(benefits)	10	—	10	(163)	—	(163)	15	—	15
Income tax expenses	60	—	60	118	—	118	164	112	276

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	(15.40)%	(10.97)%	(12.49)%
Effect on tax holiday	0.00%	(0.00)%	0.00%
Impact of preferential tax rates	—%	0.16%	0.01%
Changes in valuation allowance	(5.69)%	(12.39)%	(12.29)%
Permanent book-tax differences—non-deductible expenses	(4.38)%	(1.91)%	(1.53)%
Tax effect of withholding tax	—%	—%	(2.62)%
Prior true - ups adjustment	—%	0.55%	—%
Change in unrecognized tax benefits	—%	(1.23)%	—%
Effective tax rate	(0.47)%	(0.79)%	(3.92)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Tax loss carryforwards	5,197	6,440
lease liabilities	152	633
Defined benefits liabilities	8	21
Accruals and other liabilities	40	26
Share-based compensation	(4)	(4)
Unrealized foreign exchange loss	38	20
Less: Valuation allowance	(4,559)	(5,377)
Total deferred tax assets, net	872	1,759

Deferred tax liabilities
Contract costs related assets	(629)	(1,029)
Right-of-use assets	(171)	(673)
Total deferred tax liabilities	(800)	(1,702)
Net deferred tax assets	72	57

Schedule of movement of valuation allowance

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at beginning of the year	(3,633)	(4,361)	(4,559)
Provision	(1,259)	(2,387)	(1,838)
Current period reversal	531	628	1,020
Prior true- ups adjustment	—	1,561	—
Balance at end of the year	(4,361)	(4,559)	(5,377)

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	For the year ended December 31,
	2023	2024
	US$	US$
Unrecognized tax benefits at beginning of the year	—	285
Gross increases—tax position in prior period	100	—
Gross increases—tax position in current period	185	—
Gross decreases—tax position in prior period	—	(137)
Settlement	—	(148)
Unrecognized tax benefits at end of the year	285	—